Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of Macro-Hedges - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Loans and account receivable at amortised cost
Schedule of Macro-Hedges [Line Items]
Hedge item	$ 6,323,045	$ 4,224,974
Loans and account receivable at amortised cost | Demand
Schedule of Macro-Hedges [Line Items]
Hedge item	0	0
Loans and account receivable at amortised cost | Up to 1 month
Schedule of Macro-Hedges [Line Items]
Hedge item	0	0
Loans and account receivable at amortised cost | Between 1 and 3 months
Schedule of Macro-Hedges [Line Items]
Hedge item	0	424,930
Loans and account receivable at amortised cost | Between 3 and 12 months
Schedule of Macro-Hedges [Line Items]
Hedge item	2,001,551	50,000
Loans and account receivable at amortised cost | Between 1 and 3 years
Schedule of Macro-Hedges [Line Items]
Hedge item	2,586,367	3,191,574
Loans and account receivable at amortised cost | Between 3 and 5 years
Schedule of Macro-Hedges [Line Items]
Hedge item	1,139,074	0
Loans and account receivable at amortised cost | More than 5 years
Schedule of Macro-Hedges [Line Items]
Hedge item	596,053	558,470
Loans and account receivable at amortised cost | Mortgage loans
Schedule of Macro-Hedges [Line Items]
Hedge item	377,928	377,928
Loans and account receivable at amortised cost | Mortgage loans | Demand
Schedule of Macro-Hedges [Line Items]
Hedge item	0	0
Loans and account receivable at amortised cost | Mortgage loans | Up to 1 month
Schedule of Macro-Hedges [Line Items]
Hedge item	0	0
Loans and account receivable at amortised cost | Mortgage loans | Between 1 and 3 months
Schedule of Macro-Hedges [Line Items]
Hedge item	0	0
Loans and account receivable at amortised cost | Mortgage loans | Between 3 and 12 months
Schedule of Macro-Hedges [Line Items]
Hedge item	0	0
Loans and account receivable at amortised cost | Mortgage loans | Between 1 and 3 years
Schedule of Macro-Hedges [Line Items]
Hedge item	0	0
Loans and account receivable at amortised cost | Mortgage loans | Between 3 and 5 years
Schedule of Macro-Hedges [Line Items]
Hedge item	0	0
Loans and account receivable at amortised cost | Mortgage loans | More than 5 years
Schedule of Macro-Hedges [Line Items]
Hedge item	377,928	377,928
Loans and account receivable at amortised cost | Commercial loans
Schedule of Macro-Hedges [Line Items]
Hedge item	5,945,117	3,847,046
Loans and account receivable at amortised cost | Commercial loans | Demand
Schedule of Macro-Hedges [Line Items]
Hedge item	0	0
Loans and account receivable at amortised cost | Commercial loans | Up to 1 month
Schedule of Macro-Hedges [Line Items]
Hedge item	0	0
Loans and account receivable at amortised cost | Commercial loans | Between 1 and 3 months
Schedule of Macro-Hedges [Line Items]
Hedge item	0	424,930
Loans and account receivable at amortised cost | Commercial loans | Between 3 and 12 months
Schedule of Macro-Hedges [Line Items]
Hedge item	2,001,551	50,000
Loans and account receivable at amortised cost | Commercial loans | Between 1 and 3 years
Schedule of Macro-Hedges [Line Items]
Hedge item	2,586,367	3,191,574
Loans and account receivable at amortised cost | Commercial loans | Between 3 and 5 years
Schedule of Macro-Hedges [Line Items]
Hedge item	1,139,074	0
Loans and account receivable at amortised cost | Commercial loans | More than 5 years
Schedule of Macro-Hedges [Line Items]
Hedge item	218,125	180,542
Hedging instrument
Schedule of Macro-Hedges [Line Items]
Hedge item	6,323,045	4,224,974
Hedging instrument | Demand
Schedule of Macro-Hedges [Line Items]
Hedge item	0	0
Hedging instrument | Up to 1 month
Schedule of Macro-Hedges [Line Items]
Hedge item	0	0
Hedging instrument | Between 1 and 3 months
Schedule of Macro-Hedges [Line Items]
Hedge item	0	424,930
Hedging instrument | Between 3 and 12 months
Schedule of Macro-Hedges [Line Items]
Hedge item	2,001,551	50,000
Hedging instrument | Between 1 and 3 years
Schedule of Macro-Hedges [Line Items]
Hedge item	2,586,367	3,191,574
Hedging instrument | Between 3 and 5 years
Schedule of Macro-Hedges [Line Items]
Hedge item	1,139,074	0
Hedging instrument | More than 5 years
Schedule of Macro-Hedges [Line Items]
Hedge item	596,053	558,470
Hedging instrument | Cross currency swaps
Schedule of Macro-Hedges [Line Items]
Hedge item	3,523,045	2,324,974
Hedging instrument | Cross currency swaps | Demand
Schedule of Macro-Hedges [Line Items]
Hedge item	0	0
Hedging instrument | Cross currency swaps | Up to 1 month
Schedule of Macro-Hedges [Line Items]
Hedge item	0	0
Hedging instrument | Cross currency swaps | Between 1 and 3 months
Schedule of Macro-Hedges [Line Items]
Hedge item	0	124,930
Hedging instrument | Cross currency swaps | Between 3 and 12 months
Schedule of Macro-Hedges [Line Items]
Hedge item	451,551	0
Hedging instrument | Cross currency swaps | Between 1 and 3 years
Schedule of Macro-Hedges [Line Items]
Hedge item	1,736,367	1,641,574
Hedging instrument | Cross currency swaps | Between 3 and 5 years
Schedule of Macro-Hedges [Line Items]
Hedge item	739,074	0
Hedging instrument | Cross currency swaps | More than 5 years
Schedule of Macro-Hedges [Line Items]
Hedge item	596,053	558,470
Hedging instrument | Interest rate swaps
Schedule of Macro-Hedges [Line Items]
Hedge item	2,800,000	1,900,000
Hedging instrument | Interest rate swaps | Demand
Schedule of Macro-Hedges [Line Items]
Hedge item	0	0
Hedging instrument | Interest rate swaps | Up to 1 month
Schedule of Macro-Hedges [Line Items]
Hedge item	0	0
Hedging instrument | Interest rate swaps | Between 1 and 3 months
Schedule of Macro-Hedges [Line Items]
Hedge item	0	300,000
Hedging instrument | Interest rate swaps | Between 3 and 12 months
Schedule of Macro-Hedges [Line Items]
Hedge item	1,550,000	50,000
Hedging instrument | Interest rate swaps | Between 1 and 3 years
Schedule of Macro-Hedges [Line Items]
Hedge item	850,000	1,550,000
Hedging instrument | Interest rate swaps | Between 3 and 5 years
Schedule of Macro-Hedges [Line Items]
Hedge item	400,000	0
Hedging instrument | Interest rate swaps | More than 5 years
Schedule of Macro-Hedges [Line Items]
Hedge item	$ 0	$ 0